SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Class A Ordinary Shares reflected in the balance sheets (Details) - Class A ordinary shares subject to possible redemption - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Temporary Equity [Line Items]
Class A Ordinary Shares subject to possible redemption	$ 38,145,039	$ 37,914,438	$ 84,565,597	$ 174,252,198
Redemption			(51,219,981)	(99,613,642)
Remeasurement of carrying value to redemption value	235,555	230,601	4,568,822	9,927,041
Class A Ordinary Shares subject to possible redemption	$ 38,380,594	$ 38,145,039	$ 37,914,438	$ 84,565,597